Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000253501
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAA All Cap Value Series
C000253502
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAA Large Cap Value Series
C000249820
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAA Large Core Series
C000253503
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAA Large Growth Series
C000253504
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAA Mid Growth Series
C000253505
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAA Small Cap Value Series
C000253506
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAA Small Growth Series
C000253507
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAA Smid-Cap Value Series
C000253508
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAA World Equity Income Series
Without Sales Load [Member] | C000253501
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%		8.87%	8.54%
Without Sales Load [Member] | C000253502
Average Annual Return [Line Items]
Average Annual Return, Percent	13.46%		9.70%	8.86%
Without Sales Load [Member] | C000249820
Average Annual Return [Line Items]
Average Annual Return, Percent	25.88%		14.10%	12.69%
Without Sales Load [Member] | C000253503
Average Annual Return [Line Items]
Average Annual Return, Percent	32.18%		17.69%	15.83%
Without Sales Load [Member] | C000253504
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%		9.98%	10.38%
Without Sales Load [Member] | C000253505
Average Annual Return [Line Items]
Average Annual Return, Percent	8.51%		7.56%	6.57%
Without Sales Load [Member] | C000253506
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%		7.06%	8.07%
Without Sales Load [Member] | C000253507
Average Annual Return [Line Items]
Average Annual Return, Percent	9.05%		8.67%	8.42%
Without Sales Load [Member] | C000253508
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%		8.33%	7.69%
S&P Composite 1500 Value Index USD TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Value Index TR
Average Annual Return, Percent	12.15%		10.44%	9.91%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	12.29%		10.49%	10.01%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	36.04%		17.09%	15.29%
S&P MidCap 400 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.95%		10.01%	9.87%
S&P SmallCap 600 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Value Index
Average Annual Return, Percent	7.55%		8.10%	8.18%
S&P SmallCap 600 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Growth Index
Average Annual Return, Percent	9.63%		8.24%	9.55%
S&P 1000 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	10.36%		9.57%	8.83%
S&P Developed BMI TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed BMI Index
Average Annual Return, Percent	17.32%		10.74%	9.94%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	13.98%		8.60%	8.40%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%		8.68%	8.49%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%		18.96%	16.78%
Russell Midcap Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	22.10%		11.47%	11.54%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	8.05%		7.29%	7.14%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%		6.86%	8.09%
Russell 2500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	10.98%		8.44%	7.81%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent	18.67%		11.17%	9.95%